Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 18,566	€ 10,329
Other Lease Obligations	5,002	4,726
Contract research organization agreements		1,681
Total	25,568	16,735
Less than 1year
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,613	2,913
Other Lease Obligations	637	66
Contract research organization agreements		1,681
Total	4,250	4,659
1 - 3 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	5,045	4,477
Other Lease Obligations	1,424	1,258
Contract research organization agreements		0
Total	6,469	5,735
3 - 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,872	2,007
Other Lease Obligations	1,521	1,362
Contract research organization agreements		0
Total	5,392	3,370
More than 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	6,036	932
Other Lease Obligations	1,420	2,040
Contract research organization agreements		0
Total	€ 7,456	€ 2,972